COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
Rental expenses	$ 8,618,436	$ 5,444,078	$ 2,916,591
Future minimum lease payments under non-cancelable operating lease agreements
2013	4,691,218
2014	2,875,459
2015	1,729,320
2016	1,356,324
Thereafter	4,912,165
Total	15,564,486
Property, plant and equipment purchase commitments
Short-term commitments for the purchase of property, plant and equipment	3,205,562
Supply purchase commitments
Total purchases under the long-term agreements	143,109,363	190,901,780	78,567,563
Future minimum obligation using market prices under all supply agreements
2013	247,700,752
2014	247,700,752
2015	341,037,267
Total	$ 836,438,771
Minimum
Operating lease commitments
Remaining lease terms	1 month
Maximum
Operating lease commitments
Remaining lease terms	104 months